Income Taxes (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal			$ 10,185	$ 27,513
Foreign			292,491	71,125
State and local			35,107	6,069
Total current			337,783	104,707
Deferred:
Federal			(21,450)	23,249
Foreign			(2,316)	(3,153)
State and local			(10,102)	8,302
Total deferred			(33,868)	28,398
Income tax provision (benefit)	$ 74,200	$ 312,186	$ 303,915	$ 133,105